Other financial and non-financial assets	12 Months Ended
Dec. 31, 2025
Other Financial And Non Financial Assets [Line Items]
Other Financial And Non Financial Assets Explanatory [textblock]
Note 13
Other assets
Effective 1 April 2022, UBS
reclassified a portfolio of
high-quality liquid financial assets
from
Financial assets measured at
fair value
through other
comprehensive income
with a
fair value
of USD
6.9
bn (the
Portfolio) to
Other financial
assets
measured
at
amortized
cost
.
The
Portfolio’s
cumulative
fair
value
pre-tax
loss
of
USD
449
m
and
post-tax
loss
of
USD 333
m, previously recognized in Other comprehensive income, were removed from equity and adjusted against the
value
of
the
assets
on
the
reclassification
date,
so
that
the
Portfolio
was
measured as
if
the
assets
had
always
been
classified at amortized cost, with a value of USD 7.4
bn as on 1 April 2022. The reclassification has had
no effect on the
income statement. At the
time, the accounting reclassification arose
as a direct result
of the planned transformation of
UBS’s
Global
Wealth
Management
Americas
business,
involving
significant
growth
and
extension
of
the
business,
generating substantial cash balances, with
a number of new saving
and deposit products being launched
that are longer
in
duration.
Additional
lending,
and
a
broader
range
of
customer
segments
were
targeted.
As
a
consequence,
the
Portfolio is no
longer held in
a business model
to collect the
contractual cash flows
and sell the
assets but is
instead solely
held to collect the contractual cash flows until
the assets mature, requiring a reclassification of the
Portfolio in line with
IFRS 9 with effect from 1 April 2022.
a) Other financial assets measured at amortized cost
USD m 31.12.25 31.12.24
Debt securities 53,212 41,583
Loans to financial advisors 2,716 2,723
Fee-
and commission-related receivables
2,409 2,231
Finance lease receivables 6,675 5,934
Settlement and clearing accounts
380 430
Accrued interest income 2,314 2,196
Other
1
4,321 4,182
Total other financial assets measured at amortized cost 72,025 59,279
1 Predominantly includes cash collateral provided to exchanges and clearing houses to secure securities trading activity through those counterparties.
b) Other non-financial assets
USD m 31.12.25 31.12.24
Precious metals and other physical commodities
12,996 7,341
Deposits and collateral provided in connection with litigation, regulatory and similar matters
1
769 1,946
Prepaid expenses 1,149 1,194
Current tax assets 1,442 1,504
VAT,
withholding tax and other tax receivables
1,490 1,129
Properties and other non-current assets held for sale
2
425 195
Assets of disposal groups held for sale
3
1,823
Other
1,613 2,149
Total other non-financial assets 19,884 17,282
1 Refer to Note 17 for more
information.
2 Refer to Note 28 for more
information about the agreement to sell
Swisscard AECS GmbH.
3 Refer to Note 28 for more
information about the sale of Select
Portfolio
Servicing.